Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2016
Other non-current assets
Other non-current assets

	December 31,
($ in millions)	2016	2015
Pledged financial assets	112	220

Derivatives (including embedded derivatives) (see Note 5)	126	186
Investments	57	58
Restricted cash	59	55
Other	178	124

Total	532	643